Consolidated Balance Sheets Detail - Accrued Liabilities (Detail) - USD ($) $ in Millions	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Balance Sheet Related Disclosures [Abstract]
Product Warranty Accrual	$ 8	$ 33	$ 123	$ 204
Accrued Royalties	43	38
Restructuring reserve	36	38
Other	171	259
Accrued liabilities total	$ 258	$ 368